SUBSEQUENT EVENTS (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 12. SUBSEQUENT EVENTS

The Company evaluates subsequent events until the date the unaudited condensed consolidated financial statements are issued. Significant subsequent events are described below:

Distributions

The Company paid the June 2021 distribution of $650,167 on July 26, 2021, based on the daily distribution rate of $0.00287670 per share per day of Class C and Class S common stock, which reflects an annualized distribution rate of $1.05 per share or 4.3% per share based on the Company's estimated NAV per share of $24.61 (unaudited) during June 2021. The Company generally pays distributions on the 25th day following the end of each month, or the next business day if the 25th day falls on a weekend or holiday.

Redeemable Common Stock

Subsequent to June 30, 2021, the Company redeemed 83,834 shares of Class C common stock for $2,059,527 and no shares of Class S common stock.

Updated Estimated NAV Per Share

On August 4, 2021, the Company’s board of directors approved and established an updated estimated NAV per share of the Company’s Class C common stock and Class S common stock of $26.05 (unaudited) as of June 30, 2021. Additional information on the determination of the Company's updated estimated NAV per share, including the process used to determine its updated estimated NAV per share, can be found in the Company's Current Report on Form 8-K filed with the SEC on August 4, 2021.

Sale of Real Estate Investment

On July 7, 2021, the Company completed the sale of its Cedar Park, Texas retail property that was leased to Dana Incorporated, but unoccupied, for $10,000,000, which generated net proceeds of $4,975,334 after repayment of the existing mortgage, commissions and closing costs.

Repayment of Borrowings Under Credit Facility

On July 9, 2021, the Company repaid $1,500,000 of the $3,000,000 that was outstanding under its Credit Facility as of June 30, 2021. As a result of this repayment, the Company has availability to draw up to $15,500,000 under its Credit Facility to fund potential real estate acquisitions, along with additional availability of up to $5,000,000 for working capital.

Real Estate Acquisition

On July 26, 2021, the Company, through a wholly-owned subsidiary of the Operating Partnership, completed the acquisition of an approximately 3,800-square-foot restaurant property leased to Raising Cane’s located in San Antonio, Texas. The restaurant property, which also features a drive-thru, is subject to a triple-net lease whereby the tenant is responsible for all property expenses including taxes, insurance and maintenance. The lease expires on February 28, 2028, with five, 5-year lease renewal options which allows Raising Cane’s to extend the term of its lease for up to 25 additional years. The property is expected to generate $1,600,672 in total rental revenue over the course of its remaining lease term. The contract purchase price for the property is $3,607,424 which was funded with the Company’s available cash on hand. The seller of the property was not affiliated with the Company or its affiliates.

NOTE 11. SUBSEQUENT EVENTS

The Company evaluates subsequent events until the date the consolidated financial statements are issued. Significant subsequent events are described below:

Name Change of the Company

Effective January 22, 2021, the Company filed Articles of Amendment in the State of Maryland solely to change the Company’s name to Modiv Inc. and also amended and restated its Bylaws solely to reflect such name change.

Reverse Stock Split

Effective February 1, 2021, with the authorization of the board of directors, the Company filed Articles of Amendment to the Company’s charter in the State of Maryland in order to effect a 1:3 reverse stock split of the Company’s Class C common stock and Class S common stock and, following the implementation of the reverse stock split, to decrease the par value of each share of the Company’ s Class C common stock and Class S common stock to $0.003 per share from $0.001 per share.

Termination of Public Offering

Effective January 27, 2021, the Company, with the approval of the board of directors, terminated the Company’s public offering of up to $800,000,000 of the Company’s shares which was being conducted pursuant to the Follow-on Offering. In connection with the termination of the Follow-on Offering, the Company stopped accepting investor subscriptions on January 22, 2021. As of January 27, 2021, the Company had $600,547,672 of unsold shares in the Follow-on Offering, which were deregistered with the SEC.

2021 DRP Offering

On January 22, 2021, the Company filed a registration statement on Form S-3 (File No. 333-252321) to register a maximum of $100,000,000 of additional shares of Class C common stock to be issued pursuant to the amended and restated DRP. The Company commenced offering shares of Class C common stock pursuant to the 2021 DRP Offering upon termination of the Follow-on Offering.

Offering Status

Through February 28, 2021, the Company had sold 6,748,695 shares (adjusted for the 1:3 reverse stock split) of Class C common stock for aggregate gross offering proceeds of $199,861,618, which included 817,355 shares (adjusted for the 1:3 reverse stock split) of Class C common stock sold under its DRP for gross proceeds of $23,093,575. As of February 28, 2021, the Company had sold 63,876 shares (adjusted for the 1:3 reverse stock split) of Class S common stock in the Class S Offering, for aggregate gross offering proceeds of $1,935,770, which included 2,172 shares (adjusted for the 1:3 reverse stock split) of Class S common stock sold under its DRP for gross proceeds of $58,606.

Distributions

The Company paid the December 2020 distribution of $705,596 on January 22, 2021, based on the daily distribution rate of $0.00287670 per share per day (adjusted for the 1:3 reverse stock split) of Class C and Class S common stock, which reflects an annualized distribution rate of $1.05 per share (adjusted for the 1:3 reverse stock split) or 5% per share based on the Company's estimated NAV per share of $21.01 (unaudited and adjusted for the 1:3 reverse stock split). The Company generally pays distributions on the 25th day following the end of each month, or the next business day if the 25th day falls on a weekend or holiday. Of the December 2020 distribution, $391,866 was reinvested through the Company’s DRP.

The Company paid the January 2021 distribution of $695,768 on February 25, 2021, based on the daily distribution rate of $0.00287670 per share per day of Class C and Class S common stock, which reflects an annualized distribution rate of $1.05 per share or 5% per share (adjusted for the 1:3 reverse stock split) based on the Company's estimated NAV per share of $21.01 (unaudited and adjusted for the 1:3 reverse stock split). Of the January 2021 distribution, $386,841 was reinvested through the Company’s DRP.

The Company paid the February 2021 distribution of $620,788 on March 25, 2021, based on the daily distribution rate of $0.00287670 per share per day of Class C and Class S common stock, which reflects an annualized distribution rate of $1.05 per share (adjusted for the 1:3 reverse stock split) or 4.56% per share based on the Company's estimated NAV per share of $23.03 (unaudited and adjusted for the 1:3 reverse stock split). Of the February 2021 distribution, $352,525 was reinvested through the Company’s DRP.

On March 25, 2021, the Company’s board of directors declared distributions based on daily record dates for the period April 1, 2021 through June 30, 2021 at rate of $0.00287670 per share per day of Class C and Class S common stock, which reflects an annualized distribution rate of $1.05 per share (adjusted for the 1:3 reverse stock split) or 4.56% per share based on the Company's estimated NAV per share of $23.03 (unaudited and adjusted for the 1:3 reverse stock split), on the outstanding shares of the Company's common stock which will be determined for each month. The Company is scheduled to aggregate these daily distributions at the end of each month and pay them on May 25, 2021, June 25, 2021 and July 26, 2021, respectively.

Redeemable Common Stock

From January 1, 2021 to March 3, 2021, the Company repurchased 481,939 shares (adjusted for the 1:3 reverse stock split) of Class C common stock for $10,375,064 and no shares of Class S common stock.

Extension of Leases

Effective January 21, 2021, the Company extended the lease terms of its Dollar General properties located in Lakeside, Ohio and in Castalia, Ohio from June 1, 2030 to May 31, 2035 for minimum annual rents increasing annually in exchange for one month of free rent, which amounted to $6,753 and $6,610 for the Lakeside and Castalia properties, respectively.

Effective March 1, 2021, the Company also extended the lease term of its Northrop Grumman property located in Melbourne, Florida from May 31, 2021 to May 31, 2026 for minimum annual rents increasing annually. The Company paid a leasing commission of $128,538 to the tenants' brokers and $128,538 to Northrop Grumman as a credit for additional tenant improvement costs in connection with this extension of the Northrop Grumman lease term. The Company also agreed to provide tenant improvements (including roof, HVAC and other improvements) that it estimates will cost approximately $1,150,000 in connection with this extension.

Sale of Real Estate Investments

On January 7, 2021, the Company completed the sale of its Roseville, California retail property which was leased to the operator of a Chevron gas station for $4,050,000, which generated net proceeds of $3,914,909 after payment of commissions and closing costs.

On January 29, 2021, the Company completed the sale of its Sacramento, California retail property which was leased to EcoThrift for $5,375,300, which generated net proceeds of $2,684,225 after repayment of the existing mortgage, commissions and closing costs.

On February 12, 2021, the Company completed the sale of its San Jose, California retail property which was leased to the operator of a Chevron gas station for $4,288,888, which generated net proceeds of $4,055,657 after payment of commissions and closing costs.

Mortgage Notes Payable

On March 5, 2021, the Company refinanced the following mortgage notes:

	December 31, 2020	New			Original	New
Properties	Principal Amount	Principal Amount	Prior Interest Rate	New Interest Rate	Maturity Date	Maturity Date
Levins	$2,032,332	$2,700,000	3.74%	3.75%	3/5/2021	3/16/2026
Dollar General Bakersfield	$2,268,922	$2,280,000	3.38%	3.65%	3/5/2021	3/16/2028
PMI Preclinical	$4,020,418	$5,400,000	3.38%	3.75%	3/5/2021	3/16/2026
GSA (MSHA)	$1,752,092	$1,756,000	3.13%	3.65%	8/5/2021	3/16/2026

The maturity date for the loan on the Levins property was extended from its original date of January 5, 2021 to March 5, 2021 prior to the refinancing described above.

Termination of Swap Agreement

On March 5, 2021, the Company terminated the swap agreement related to the Company's GSA (MSHA) property mortgage loan at a cost of $9,900 in connection with the refinancing of this property described above.

New Revolving Credit Facility

On March 29, 2021, the Company entered into the New Credit Facility for an aggregate line of credit of $22,000,000 with a maturity date of March 30, 2023 which replaced the Unsecured Credit Facility. The Company borrowed $6,000,000 under the New Credit Facility and repaid the $6,000,000 that was owed to PMB on March 31, 2021. The New Credit Facility provides the Company with a $17,000,000 revolving line of credit for real estate acquisitions (including the $6,000,000 borrowed to repay PMB) and an additional $5,000,000 revolving line of credit for working capital. Under the terms of the New Credit Facility, the Company will pay a variable rate of interest on outstanding amounts equal to one percentage point over the prime rate published in The Wall Street Journal, provided that the interest rate in effect on any one day shall not be less than 4.75% per annum. The Company paid Banc of California origination fees of $77,000 in connection with the New Credit Facility and will pay an unused commitment fee of 0.15% per annum of the unused portion of the New Credit Facility, charged quarterly in arrears based on the average unused commitment available under the New Credit Facility. The New Credit Facility is secured by substantially all of the Company’s tangible and intangible assets, including intellectual property. The New Credit Facility requires the Company to maintain a minimum debt service coverage ratio of 1.25 to 1.00 and minimum tangible NAV (as defined in the loan agreement) of $120,000,000, measured quarterly. Mr. Wirta, the Company’s Chairman, has guaranteed the $6,000,000 initial borrowing, which guarantee will expire upon repayment of the $6,000,000 which is due by September 30, 2021. Mr. Wirta has also guaranteed the $5,000,000 revolving line of credit for working capital. On March 29, 2021, the Company entered into an updated indemnification agreement with Mr. Wirta and the Wirta Trust with respect to their guarantees of borrowings under the New Credit Facility.

Distribution Reinvestment Plan Amendment

On January 22, 2021, with the authorization of the board of directors, the Company amended and restated its DRP with respect to the Company's shares of Class C common stock in order to reflect its name change to Modiv Inc. and to remove the ability of the Company’s stockholders to elect to reinvest only a portion of their cash distributions in shares through the DRP so that investors who elect to participate in the amended and restated DRP must reinvest all cash distributions in shares. In addition, the amended and restated DRP provides for determinations by the board of directors of the NAV per share more frequently than annually. The amended and restated DRP was effective with respect to distributions paid in February 2021.

Updated Estimated NAV Per Share

On January 27, 2021, the Company’s board of directors approved and established an updated estimated NAV per share of the Company’s Class C common stock and Class S common stock of $23.03 (unaudited and adjusted for the 1:3 reverse stock split). Additional information on the determination of the Company's updated estimated NAV per share, including the process used to determine its updated estimated NAV per share, can be found in the Company's Current Report on Form 8-K filed with the SEC on January 29, 2021.

Share Repurchase Programs

On February 1, 2021, with the authorization of the board of directors, the Company amended and restated its Class C SRP in order to (i) revise the minimum holding period before a stockholder may participate in the Class C SRP from 90 days to six months, (ii) revise the limitations on the share repurchase price so that shares held for less than two years will be repurchased at 98% of the most recently published NAV per share and shares held for at least two years will be repurchased at 100% of the most recently published NAV per share (as opposed to a repurchase price of 97% of the most recently published NAV per share for shares held less than one year, 98% of the most recently published NAV per share for shares held for more than one year but less than two years, 99% of the most recently published NAV per share for shares held for more than two years but less than three years, and 100% of the most recently published NAV per share for shares held for at least three years), (iii) increase the minimum share value (based on the most recently published NAV per share) at which the Company has the right to repurchase all of a stockholder’s shares, if as a result of a repurchase request a stockholder holds less than the minimum share value, from $500 to $1,000, and (iv) include language that provides that the Class C SRP will automatically terminate if the Company’s shares of common stock are listed on any national securities exchange. The minimum holding period before a stockholder may participate in the Class C SRP for shares purchased prior to February 1, 2021 will remain at 90 days.

With the authorization of the board of directors, the Company also amended and restated its Class S SRP on February 1, 2021 in order to (i) allow the Company to waive the minimum one year holding period before a holder of Class S shares may participate in the Class S SRP in the event of extraordinary circumstances which would place undue hardship on a stockholder, (ii) increase the minimum Class S share value (based on the most recently published NAV per Class S share) at which the Company has the right to repurchase all of a stockholder’s shares, if as a result of a repurchase request a stockholder holds less than the minimum Class S share value, from $500 to $1,000, and (iii) include language that provides that the Class S SRP will automatically terminate if the Company’s shares of common stock are listed on any national securities exchange.

Grant of Partnership Interest to Employees

On January 25, 2021, the compensation committee of the Company's board of directors recommended, and the board of directors approved, the grant of 120,000 Class R OP Units to Mr. Halfacre for his 2020 compensation and 512,000 Class R OP Units to Mr. Halfacre as equity incentive compensation for the next three years, and the grant of 100,000 Class R OP Units to Mr. Pacini as equity incentive compensation for the next three years. An additional 348,000 Class R OP Units were granted to the rest of the employees of the Company. The Class R OP Units vest on March 31, 2024 and are then convertible into Class C OP Units at a conversion ratio of 1:1, which conversion ratio can increase to 1:2.5 Class C OP Units if the Company generates funds from operations of $1.05, or more, per weighted average fully-diluted share outstanding for the year ending December 31, 2023. As a result of the Company’s 1:3 reverse stock split on February 1, 2021, Mr. Halfacre’s, Mr. Pacini’s and the remaining employees’ Class R OP Units were adjusted to 210,667 Class R OP Units, 33,333 Class R OP Units and 116,000 Class R OP Units, respectively, for a total of 360,000 Class R OP Units outstanding after adjustment for the 1:3 reverse stock split on February 1, 2021.

Broker-Dealer

Effective January 31, 2021, the Company and NCPS terminated their Dealer Manager Agreement, dated January 2, 2020, pursuant to which NCPS had agreed to act as dealer manager in connection with the Follow-on Offering. Effective January 31, 2021, NCPS and the Company entered into a new Dealer Manager Agreement pursuant to which NCPS has agreed to act as dealer manager in connection with investments in the Company by accredited investors.

Special Purpose Acquisition Company

To further the Company’s mission of being the leading provider of alternative real estate-related products, and to capitalize on the current opportunity in today’s public marketplace, the Company is sponsoring Modiv Acquisition Corp. (“MACS”), a special purpose acquisition company (“SPAC”). Modiv Venture Fund, LLC (“MVF”), an indirect subsidiary of Modiv TRS, LLC, the Company’s taxable REIT subsidiary, is the sponsor of MACS. MVF formed MACS on January 15, 2021 with the intention of completing an initial public offering (“IPO”) of MACS as a SPAC. On January 29, 2021, MVF subscribed for 2,875,000 shares of common stock of MACS for $25,000, with 375,000 shares being cancellable if the underwriters’ over-allotment option is not exercised, which will result in MVF owning 20% of MACS upon completion of the IPO.

MACS publicly filed its registration statement on Form S-1 with the SEC on March 24, 2021 and plans to raise $100,000,000, or $115,000,000 if the over-allotment option is exercised, in its IPO. In connection with the public filing of the Form S-1, MVF deposited $4,500,000 in escrow with the attorneys for MACS. The $4,500,000 will be released from escrow upon completion of the IPO and used to purchase 9,000,000 warrants to purchase additional shares of MACS. Each warrant has the right to purchase 0.5 share of MACS common stock and can be exercised at a strike price of $11.50 per share.

MACS was formed for the purpose of entering into a business combination with one or more businesses or entities, and intends to focus on targets located in North America that are focused on fintech and proptech, with a focus on companies whose core purpose is related to the real estate industry. Within those parameters, MACS intends to pursue a business combination with companies that use technology driven platforms and solutions to disrupt or revolutionize the real estate capital markets, transactional marketplaces and investment management industry.